WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO	March 31, 2023 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 80.1% (a)
Communication Services - 5.1%
Activision Blizzard, Inc.	2,204	$188,640
Alphabet, Inc. - Class A (b)	18,154	1,883,115
Alphabet, Inc. - Class C (b)	2,770	288,080
AT&T Inc.	4,460	85,855
Comcast Corp. - Class A	27,988	1,061,025
Electronic Arts, Inc.	1,634	196,815
Fox Corp. - Class B	2,010	62,933
Liberty Broadband Corp. - Class C (b)	1,320	107,844
Meta Platforms, Inc. - Class A (b)	4,200	890,148
Netflix, Inc. (b)	920	317,842
News Corp. - Class A	25,513	440,610
Omnicom Group, Inc.	2,957	278,963
Paramount Global - Class B	15,400	343,574
Pinterest, Inc. - Class A (b)	3,090	84,264
Playtika Holding Corp. (b)	11,170	125,774
Roku, Inc. (b)	410	26,986
Take-Two Interactive Software, Inc. (b)	1,002	119,539
The Walt Disney Co. (b)	3,400	340,442
TripAdvisor, Inc. (b)	1,550	30,783
Verizon Communications, Inc.	1,793	69,730
Vodafone Group PLC - ADR	40,085	442,538
Warner Bros Discovery, Inc. (b)	43,004	649,360
		8,034,860
Consumer Discretionary - 4.8%
Adient PLC (b)	5,065	207,462
Amazon.com, Inc. (b)	3,132	323,504
Aptiv PLC (b)	3,600	403,884
Bath & Body Works, Inc.	2,740	100,229
Booking Holdings, Inc. (b)	128	339,508
Boyd Gaming Corp.	870	55,784
eBay, Inc.	1,290	57,237
General Motors Co.	33,184	1,217,189
Grand Canyon Education, Inc. (b)	1,554	177,001
H&R Block, Inc.	10,710	377,528
Harley-Davidson, Inc.	9,647	366,297
Lennar Corp. - Class B	300	26,793
Lowe's Cos., Inc.	770	153,977
LVMH Moet Hennessy Louis Vuitton SE	328	300,368
Magna International, Inc.	16,092	862,048
McDonald's Corp.	1,479	413,543
NIKE, Inc. - Class B	2,187	268,214
Planet Fitness, Inc. - Class A (b)	1,220	94,757
PulteGroup, Inc.	4,226	246,291
Six Flags Entertainment Corp. (b)	5,350	142,899
Starbucks Corp.	1,360	141,617
Tapestry, Inc.	2,709	116,785
The Goodyear Tire & Rubber Co. (b)	11,639	128,262
The Home Depot, Inc.	1,440	424,973
Toll Brothers, Inc.	2,935	176,188
TopBuild Corp. (b)	740	154,024
Travel + Leisure Co.	1,130	44,296
Wyndham Hotels & Resorts, Inc.	1,120	75,992
Yum! Brands, Inc.	1,470	194,158
		7,590,808
Consumer Staples - 5.0%
Albertsons Cos., Inc. - Class A	10,480	217,774
Altria Group, Inc.	6,750	301,185
Archer-Daniels-Midland Co.	400	31,864
Brown-Forman Corp. - Class A	1,570	102,348
Brown-Forman Corp. - Class B	4,030	259,008
Campbell Soup Co.	520	28,590
Casey's General Stores, Inc.	500	108,230
Colgate-Palmolive Co.	15,401	1,157,385
Costco Wholesale Corp.	1,547	768,658
Coty, Inc. - Class A (b)	14,820	178,729
Diageo PLC	6,060	270,167
General Mills, Inc.	2,720	232,451
Mondelez International, Inc. - Class A	3,195	222,755
Olaplex Holdings, Inc. (b)	2,040	8,711
PepsiCo, Inc.	495	90,239
Pernod Ricard SA	1,234	279,299
Philip Morris International, Inc.	7,183	698,547
Post Holdings, Inc. (b)	250	22,468
The Coca-Cola Co.	8,983	557,216
The Estee Lauder Cos., Inc. - Class A	413	101,788
The Hershey Co.	1,000	254,410
The Kroger Co.	4,620	228,089
The Procter & Gamble Co.	4,499	668,956
Tyson Foods, Inc. - Class A	396	23,491
Unilever PLC - ADR	16,215	842,045
Walmart, Inc.	1,358	200,237
		7,854,640
Energy - 6.4%
APA Corp.	35,164	1,268,014
Baker Hughes Co.	15,005	433,044
Cenovus Energy, Inc.	22,205	387,699
Chevron Corp.	5,084	829,505
ConocoPhillips	8,385	831,876
DT Midstream, Inc.	5,767	284,717
Equitrans Midstream Corp.	7,020	40,576
Exxon Mobil Corp.	12,117	1,328,750
Halliburton Co.	11,640	368,290
Marathon Oil Corp.	30,002	718,848
Marathon Petroleum Corp.	1,850	249,436
Murphy Oil Corp.	10,230	378,305
NOV, Inc.	38,165	706,434
ONEOK, Inc.	1,470	93,404
Ovintiv, Inc.	13,500	487,080
PDC Energy, Inc.	1,150	73,807
Phillips 66	600	60,828
Schlumberger NV	4,550	223,405
Shell PLC - ADR	14,012	806,250
Targa Resources Corp.	1,348	98,337
TotalEnergies SE (c)	7,277	429,006
		10,097,611
Financials - 16.6%
American Express Co.	3,170	522,892
American International Group, Inc.	35,629	1,794,276
Aon PLC - Class A	2,419	762,687
Arch Capital Group Ltd. (b)	6,742	457,580
Arthur J Gallagher & Co.	2,713	519,024
Assurant, Inc.	45	5,403
Axis Capital Holdings Ltd.	2,500	136,300
Bank of America Corp.	29,497	843,614
Bank OZK	930	31,806
Berkshire Hathaway, Inc. - Class B (b)	5,257	1,623,204
Block, Inc. (b)	1,340	91,991
Capital One Financial Corp.	2,300	221,168
Chubb Ltd.	3,312	643,124
Cincinnati Financial Corp.	200	22,416
Citigroup, Inc.	34,566	1,620,800
Citizens Financial Group, Inc.	21,215	644,300
CME Group, Inc.	2,932	561,537
Columbia Banking System, Inc.	2,013	43,119
Corebridge Financial, Inc.	11,200	179,424
Equitable Holdings, Inc.	7,811	198,321
Everest Re Group Ltd.	902	322,934
F&G Annuities & Life, Inc.	269	4,874
Fidelity National Information Services, Inc.	10,700	581,331
First Citizens BancShares, Inc. - Class A	494	480,711
First Hawaiian, Inc.	2,560	52,813
FNB Corp.	2,570	29,812
Jefferies Financial Group, Inc.	2,870	91,094
JPMorgan Chase & Co.	6,537	851,837
Loews Corp.	1,940	112,559
Markel Corp. (b)	11	14,052
Marsh & McLennan Cos., Inc.	3,201	533,127
Mastercard, Inc. - Class A	2,354	855,467
MGIC Investment Corp.	15,660	210,157
Moody's Corp.	2,334	714,251
MSCI, Inc.	590	330,217
Nasdaq, Inc.	3,641	199,054
Northern Trust Corp.	2,437	214,773
PayPal Holdings, Inc. (b)	4,510	342,489
Primerica, Inc.	676	116,434
Reinsurance Group of America, Inc.	540	71,690
RenaissanceRe Holdings Ltd.	620	124,211
S&P Global, Inc.	1,430	493,021
State Street Corp.	10,746	813,365
Stifel Financial Corp.	3,080	181,997
StoneCo Ltd. - Class A (b)	4,710	44,933
Synchrony Financial	3,180	92,474
The Allstate Corp.	240	26,594
The Bank of New York Mellon Corp.	22,257	1,011,358
The Charles Schwab Corp.	13,771	721,325
The Goldman Sachs Group, Inc.	3,085	1,009,134
The Hartford Financial Services Group, Inc.	10,147	707,144
The Progressive Corp.	2,090	298,995
The Travelers Cos., Inc.	1,410	241,688
The Western Union Co.	17,280	192,672
Unum Group	310	12,264
US Bancorp	21,700	782,285
Voya Financial, Inc.	2,510	179,365
W R Berkley Corp.	2,462	153,284
Wells Fargo & Co.	50,501	1,887,727
Western Alliance Bancorp (c)	360	12,794
WEX, Inc. (b)	97	17,837
Willis Towers Watson PLC	1,166	270,955
		26,328,084
Health Care - 10.3%
Acadia Healthcare Co., Inc. (b)	1,040	75,140
Agilent Technologies, Inc.	6,497	898,795
Align Technology, Inc. (b)	500	167,070
Amgen, Inc.	510	123,292
Becton Dickinson & Co.	360	89,114
Biogen, Inc. (b)	180	50,045
Bio-Rad Laboratories, Inc. - Class A (b)	640	306,573
Bio-Techne Corp.	1,460	108,317
Boston Scientific Corp. (b)	700	35,021
Bristol-Myers Squibb Co.	7,721	535,143
Bruker Corp.	10,004	788,715
Centene Corp. (b)	9,852	622,745
Chemed Corp.	300	161,325
CVS Health Corp.	14,849	1,103,429
Danaher Corp.	1,985	500,299
DENTSPLY SIRONA, Inc.	2,580	101,342
Elevance Health, Inc.	3,030	1,393,224
Eli Lilly & Co.	650	223,223
Encompass Health Corp.	840	45,444
Enhabit, Inc. (b)	1,100	15,301
Envista Holdings Corp. (b)	9,122	372,907
Exact Sciences Corp. (b)	370	25,090
Exelixis, Inc. (b)	3,730	72,399
GE HealthCare Technologies, Inc. (b)	9,958	816,855
Gilead Sciences, Inc.	1,240	102,883
Globus Medical, Inc. - Class A (b)	2,740	155,194
GSK PLC - ADR	6,431	228,815
HCA Healthcare, Inc.	2,504	660,255
Hologic, Inc. (b)	4,183	337,568
Humana, Inc.	625	303,413
ICON PLC (b)	1,303	278,308
IQVIA Holdings, Inc. (b)	623	123,908
Johnson & Johnson	6,950	1,077,250
Laboratory Corp of America Holdings	279	64,008
Maravai LifeSciences Holdings, Inc. - Class A (b)	7,010	98,210
Masimo Corp. (b)	740	136,560
Medtronic PLC	9,166	738,963
Merck & Co., Inc.	1,344	142,988
Molina Healthcare, Inc. (b)	440	117,696
Perrigo Co. PLC	1,340	48,066
Pfizer, Inc.	4,029	164,383
Premier, Inc. - Class A	4,950	160,232
QuidelOrtho Corp. (b)	460	40,981
Royalty Pharma PLC - Class A	3,205	115,476
Sanofi - ADR	5,185	282,168
Stryker Corp.	1,550	442,479
The Cigna Group	1,680	429,290
Thermo Fisher Scientific, Inc.	704	405,764
United Therapeutics Corp. (b)	730	163,491
UnitedHealth Group, Inc.	900	425,331
Vertex Pharmaceuticals, Inc. (b)	210	66,165
Waters Corp. (b)	50	15,482
Zimmer Biomet Holdings, Inc.	2,384	308,013
		16,264,148
Industrials - 12.0%
3M Co.	1,052	110,576
A O Smith Corp.	1,030	71,224
AECOM	340	28,669
Alaska Air Group, Inc. (b)	2,025	84,969
Allegion PLC	2,690	287,104
Allison Transmission Holdings, Inc.	4,292	194,170
Automatic Data Processing, Inc.	860	191,462
Carlisle Cos., Inc.	100	22,607
Carrier Global Corp.	6,320	289,140
Cintas Corp.	410	189,699
CNH Industrial NV	28,530	435,653
Copa Holdings SA - Class A (b)	2,242	207,049
Core & Main, Inc. - Class A (b)	8,000	184,800
Crane Holdings Co.	400	45,400
CSX Corp.	800	23,952
Cummins, Inc.	2,611	623,716
Donaldson Co., Inc.	1,740	113,692
Eaton Corp. PLC	1,300	222,742
Equifax, Inc.	2,197	445,639
Esab Corp.	2,315	136,747
FedEx Corp.	5,305	1,212,139
Ferguson PLC	2,476	331,165
Flowserve Corp.	950	32,300
Fluor Corp. (b)	5,616	173,591
Fortive Corp.	855	58,285
Gates Industrial Corp. PLC (b)	4,040	56,116
General Dynamics Corp.	937	213,833
General Electric Co.	12,076	1,154,466
Graco, Inc.	4,117	300,582
Honeywell International, Inc.	3,966	757,982
IDEX Corp.	2,154	497,639
Illinois Tool Works, Inc.	1,070	260,491
Ingersoll Rand, Inc.	5,736	333,720
ITT, Inc.	300	25,890
Johnson Controls International PLC	7,631	459,539
Kirby Corp. (b)	820	57,154
MSA Safety, Inc.	1,567	209,194
Nordson Corp.	1,416	314,720
nVent Electric PLC	9,970	428,112
Otis Worldwide Corp.	13,446	1,134,842
PACCAR, Inc.	9,426	689,983
Paychex, Inc.	136	15,584
Pentair PLC	2,939	162,439
Raytheon Technologies Corp.	6,590	645,359
RBC Bearings, Inc. (b)	982	228,541
Regal Rexnord Corp.	1,118	157,336
Republic Services, Inc.	145	19,607
Rockwell Automation, Inc.	2,084	611,550
Ryder System, Inc.	2,690	240,056
Schneider National, Inc. - Class B	4,790	128,132
Sensata Technologies Holding PLC	2,660	133,053
Simpson Manufacturing Co., Inc.	1,654	181,345
Tetra Tech, Inc.	1,255	184,372
Textron, Inc.	3,150	222,484
The Boeing Co. (b)	2,900	616,047
The Timken Co.	530	43,312
Trane Technologies PLC	2,231	410,459
TransUnion	2,618	162,682
United Parcel Service, Inc. - Class B	710	137,733
United Rentals, Inc.	640	253,286
Verisk Analytics, Inc.	1,789	343,238
Watsco, Inc.	1,571	499,829
Watts Water Technologies, Inc. - Class A	3,940	663,181
Westinghouse Air Brake Technologies Corp.	1,746	176,451
Xylem, Inc.	1,230	128,781
		18,975,610
Information Technology - 13.9%
Accenture PLC - Class A	2,805	801,697
Adobe, Inc. (b)	1,095	421,980
Altair Engineering, Inc. - Class A (b)	2,969	214,095
Amdocs Ltd.	1,300	124,839
Analog Devices, Inc.	5,298	1,044,872
ANSYS, Inc. (b)	1,980	658,944
Applied Materials, Inc.	2,292	281,526
Autodesk, Inc. (b)	1,708	355,537
Avnet, Inc.	4,180	188,936
Cadence Design Systems, Inc. (b)	4,901	1,029,651
Ciena Corp. (b)	6,100	320,372
Cirrus Logic, Inc. (b)	1,170	127,975
Cisco Systems, Inc.	23,290	1,217,485
Cognizant Technology Solutions Corp. - Class A	5,406	329,388
Corning, Inc.	14,151	499,247
DoubleVerify Holdings, Inc. (b)	5,930	178,790
F5, Inc. (b)	8,318	1,211,849
Juniper Networks, Inc.	870	29,945
KLA Corp.	768	306,563
Lam Research Corp.	610	323,373
LiveRamp Holdings, Inc. (b)	1,917	42,040
Manhattan Associates, Inc. (b)	2,277	352,593
Microchip Technology, Inc.	3,760	315,013
Micron Technology, Inc.	14,526	876,499
Microsoft Corp.	10,741	3,096,630
Motorola Solutions, Inc.	1,014	290,136
Oracle Corp.	9,937	923,346
PTC, Inc. (b)	1,279	164,006
QUALCOMM, Inc.	440	56,135
Roper Technologies, Inc.	640	282,042
Salesforce, Inc. (b)	4,972	993,306
Silicon Laboratories, Inc. (b)	1,571	275,066
Synopsys, Inc. (b)	1,723	665,509
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,876	267,526
TE Connectivity Ltd.	5,301	695,226
Telefonaktiebolaget LM Ericsson - ADR	138,752	811,699
Teradata Corp. (b)	7,719	310,921
Texas Instruments, Inc.	1,138	211,679
VeriSign, Inc. (b)	29	6,129
Vontier Corp.	885	24,196
Workday, Inc. - Class A (b)	8,182	1,689,910
		22,016,671
Materials - 3.7%
Alcoa Corp.	280	11,917
Ashland, Inc.	1,066	109,489
Corteva, Inc.	3,518	212,171
Eagle Materials, Inc.	2,570	377,147
Franco-Nevada Corp.	3,719	542,454
Graphic Packaging Holding Co.	910	23,196
International Paper Co.	4,335	156,320
Linde PLC	28	9,952
Martin Marietta Materials, Inc.	1,376	488,563
NewMarket Corp.	444	162,051
Newmont Corp.	2,190	107,354
Nucor Corp.	150	23,170
Olin Corp.	10,900	604,950
Royal Gold, Inc.	3,249	421,428
RPM International, Inc.	1,958	170,816
Silgan Holdings, Inc.	990	53,133
Sonoco Products Co.	1,540	93,940
Southern Copper Corp.	8,270	630,587
SSR Mining, Inc.	18,160	274,579
The Sherwin-Williams Co.	1,089	244,775
United States Steel Corp.	3,850	100,485
Vulcan Materials Co.	4,305	738,566
Wheaton Precious Metals Corp.	6,316	304,187
		5,861,230
Real Estate - 0.9%
Camden Property Trust	1,200	125,808
CBRE Group, Inc. - Class A (b)	2,790	203,140
EPR Properties	6,720	256,032
Equity Residential	1,140	68,400
Mid-America Apartment Communities, Inc.	1,030	155,571
National Retail Properties, Inc.	1,660	73,289
Rayonier, Inc.	6,600	219,516
SBA Communications Corp.	1,020	266,291
Ventas, Inc.	1,600	69,360
		1,437,407
Utilities - 1.4%
American Electric Power Co., Inc.	980	89,170
Duke Energy Corp.	1,100	106,117
Evergy, Inc.	840	51,341
Exelon Corp.	1,156	48,425
Hawaiian Electric Industries, Inc.	740	28,416
IDACORP, Inc.	480	51,998
NextEra Energy, Inc.	290	22,353
NiSource, Inc.	3,220	90,031
PPL Corp.	40,423	1,123,355
Public Service Enterprise Group, Inc.	670	41,842
Sempra Energy	270	40,813
The Southern Co.	2,061	143,404
UGI Corp.	9,010	313,188
Xcel Energy, Inc.	490	33,046
		2,183,499
Total Common Stock (Cost $115,103,132)		126,644,568

U.S. TREASURY OBLIGATIONS - 0.7%	Par Value
U.S. Treasury Notes - 0.7%
0.125%, due 05/31/23	$13,800	13,696
0.250%, due 09/30/23	16,000	15,655
0.125%, due 01/15/24	36,000	34,723
0.250%, due 06/15/24	147,000	139,742
0.750%, due 11/15/24	29,000	27,410
4.625%, due 02/28/25	72,000	72,698
3.000%, due 07/15/25	44,000	43,051
4.625%, due 03/15/26	197,000	201,494
0.875%, due 09/30/26	177,000	160,296
1.250%, due 11/30/26	265,000	242,392
1.500%, due 01/31/27	29,100	26,790
2.750%, due 04/30/27	1,000	964
3.250%, due 06/30/27	1,500	1,474
4.000%, due 02/29/28	106,000	107,921
1.250%, due 09/30/28	2,000	1,765
2.750%, due 08/15/32	15,000	14,114
4.125%, due 11/15/32	12,600	13,242
3.500%, due 02/15/33	72,300	72,413
Total U.S. Treasury Obligations (Cost $1,233,501)		1,189,840

AGENCY MORTGAGE-BACKED OBLIGATIONS INTEREST-ONLY STRIPS - 0.1%
Federal Home Loan Mortgage Corp. - 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K-108, 1.690%, due 03/25/30, Callable: 12/25/29 (d)	289,791	26,894
Series K-1501, 0.375%, due 04/25/30, Callable: 02/25/30 (d)	1,606,811	32,432
Series K-110, 1.697%, due 04/25/30, Callable: 02/25/30 (d)	298,725	27,017
Series K-118, 0.959%, due 09/25/30, Callable: 06/25/30 (d)	596,972	33,032
Total Agency Mortgage-Backed Obligations Interest-Only Strips (Cost $95,813)		119,375

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.4%
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-VKNG, 6.342%, due 10/15/37 (1 Month SOFR Rate + 1.514%) (e)(f)	70,000	67,019
CIM Trust 2021-J3
Series 2021-J3, 2.500%, due 06/25/51, Callable: 04/25/45 (d)(e)	264,871	208,617
COLT 2021-2 Mortgage Loan Trust
Series 2021-2, 0.924%, due 08/25/66, Callable: 07/25/23 (d)(e)	154,551	126,606
Deephaven Residential Mortgage Trust 2022-2
Series 2022-2, 4.300%, due 03/25/67, Callable: 04/25/25 (SOFR 30 Day Average + 1.700%) (e)(f)	357,693	342,001
GS Mortgage Securities Corp Trust 2018-HART
Series 2018-HART, 5.780%, due 10/15/31 (1 Month U.S. LIBOR + 1.090%) (e)(f)	110,000	103,398
GS Mortgage-Backed Securities Trust 2021-PJ10
Series 2021-PJ10, 2.500%, due 03/25/52, Callable: 11/25/47 (d)(e)	173,164	148,975
GSCG Trust 2019-600C
Series 2019-600C, 2.936%, due 09/12/34 (e)	120,000	105,626
JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON
Series A, 3.884%, due 01/06/34 (e)	90,000	87,902
JP Morgan Mortgage Trust 2021-14
Series 2021-14, 2.500%, due 05/25/52, Callable: 11/25/45 (d)(e)	221,915	180,332
JP Morgan Mortgage Trust 2017-2
Series 2017-2, 3.500%, due 05/25/47, Callable: 10/25/30 (d)(e)	34,283	30,883
JP Morgan Mortgage Trust 2018-5
Series 2018-5, 3.500%, due 10/25/48, Callable: 06/25/29 (d)(e)	62,216	56,044
JP Morgan Mortgage Trust 2019-1
Series 2019-1, 4.000%, due 05/25/49, Callable: 04/25/23 (d)(e)	10,410	9,784
JP Morgan Mortgage Trust 2019-INV3
Series 2019-INV3, 3.500%, due 05/25/50, Callable: 01/25/37 (d)(e)	60,680	55,416
JP Morgan Mortgage Trust 2020-2
Series 2020-2, 3.500%, due 07/25/50, Callable: 06/25/35 (d)(e)	44,364	38,839
JP Morgan Mortgage Trust 2021-7
Series TR, 2.500%, due 11/25/51, Callable: 02/25/47 (d)(e)	168,603	133,006
JP Morgan Mortgage Trust 2022-5
Series 2022-5, 2.500%, due 09/25/52, Callable: 03/25/48 (d)(e)	283,621	223,208
JP Morgan Mortgage Trust 2022-6
Series 2022-6, 3.000%, due 05/25/52, Callable: 06/25/48 (d)(e)	190,578	161,485
JP Morgan Mortgage Trust 2023-2
Series 2023-2, 5.000%, due 07/25/53, Callable: 09/25/35 (d)(e)	99,335	96,766
JP Morgan Trust 2015-3
Series 2015-3, 3.500%, due 05/25/45, Callable: 06/25/23 (d)(e)	36,160	33,043
JPMBB Commercial Mortgage Securities Trust 2013-C12
Series B, 4.128%, due 07/15/45, Callable: 06/15/23 (d)	105,000	101,327
KREST Commercial Mortgage Securities Trust 2021-CHIP
Series C, 3.024%, due 11/07/44 (d)(e)	225,000	157,380
Morgan Stanley Capital I Trust 2016-BNK2
Series C, 3.888%, due 11/18/49, Callable: 11/15/26 (d)	100,000	77,196
OBX 2021-J3 Trust
Series 2021-J3, 2.500%, due 10/25/51, Callable: 07/25/47 (d)(e)	400,000	276,686
Provident Funding Mortgage Trust 2021-J1
Series FLT, 2.000%, due 10/25/51, Callable: 08/25/47 (d)(e)	100,000	59,902
PSMC 2020-3 Trust
Series 2020-3, 3.000%, due 11/25/50, Callable: 05/25/40 (d)(e)	34,312	29,884
Ready Capital Mortgage Financing 2021-FL5 LLC
Series 2021-FL5, 6.595%, due 04/25/38, Callable: 03/25/24 (1 Month U.S. LIBOR + 1.750%) (e)(f)	250,000	242,152
Sequoia Mortgage Trust 2013-3
Series 2013-3, 2.500%, due 03/25/43, Callable: 08/25/25 (d)	45,976	39,493
Sequoia Mortgage Trust 2019-CH2
Series 2019-CH2, 4.500%, due 08/25/49, Callable: 02/25/24 (d)(e)	1,857	1,816
Sequoia Mortgage Trust 2020-4
Series 2020-4, 2.500%, due 11/25/50, Callable: 01/25/45 (d)(e)	100,000	72,187
Sequoia Mortgage Trust 2021-1
Series A-7, 2.500%, due 03/25/51, Callable: 09/25/46 (d)(e)	250,000	172,957
SLG Office Trust 2021-OVA
Series 2021-OVA, 2.585%, due 07/15/41 (e)	140,000	111,339
Verus Securitization Trust 2021-3
Series 2021-3, 1.046%, due 06/25/66, Callable: 06/25/24 (d)(e)	167,170	136,535
Wells Fargo Mortgage Backed Securities 2020-RR1 Trust
Series A-1, 3.000%, due 05/25/50, Callable: 09/25/27 (d)(e)	58,552	50,822
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21, 4.213%, due 08/16/47, Callable: 08/15/24 (d)	120,000	113,011
Total Non-Agency Mortgage-Backed Obligations (Cost $4,503,270)		3,851,637

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS INTEREST-ONLY STRIPS - 0.1%
BBCMS Trust 2021-C10
Series 2021-C10, 1.295%, due 07/15/54, Callable: 05/15/31 (d)	990,154	70,706
DBJPM 20-C9 Mortgage Trust
Series 2020-C9, 1.708%, due 08/15/53, Callable: 06/15/30 (d)	457,728	30,524
Total Non-Agency Mortgage-Backed Obligations Interest-Only Strips (Cost $138,202)		101,230

ASSET-BACKED SECURITIES - 1.8%
ACHV ABS TRUST 2023-1PL
Series 2023-1PL, 6.420%, due 03/18/30, Callable: Currently (e)	79,793	79,708
American Airlines 2015-2 Class AA Pass Through Trust
Series 2015-2, 3.600%, due 03/22/29	50,130	45,403
American Airlines 2016-1 Class AA Pass Through Trust
Series 2016-1, 3.575%, due 07/15/29	2,763	2,525
American Airlines 2016-2 Class AA Pass Through Trust
Series 2016-2, 3.200%, due 12/15/29	15,110	13,564
AmeriCredit Automobile Receivables Trust 2021-2
Series TR, 1.010%, due 01/19/27, Callable: 07/18/25	100,000	90,180
Beacon Container Finance II LLC
Series NT, 2.250%, due 10/22/46, Callable: 11/20/23 (e)	85,858	76,795
CLI Funding VIII LLC
Series LLC, 2.720%, due 01/18/47, Callable: 01/18/24 (e)	89,813	78,284
Commonbond Student Loan Trust 2018-C-GS
Series A-1, 3.870%, due 02/25/46, Callable: Currently (e)	56,331	54,001
Exeter Automobile Receivables Trust 2020-3
Series 2020-3, 1.320%, due 07/15/25, Callable: 12/15/24	41,725	41,488
FedEx Corp 2020-1 Class AA Pass Through Trust
Series 2020-1AA, 1.875%, due 08/20/35	121,285	100,454
GM Financial Consumer Automobile Receivables Trust 2023-1
Series B, 5.030%, due 09/18/28, Callable: 09/16/26	150,000	149,191
Kubota Credit Owner Trust 2023-1
Series A-3, 5.020%, due 06/15/27, Callable: 12/15/26 (e)	100,000	100,094
Laurel Road Prime Student Loan Trust 2020-A
Series 1.40000, 1.400%, due 11/25/50, Callable: 10/25/28 (e)	101,749	91,117
Marlette Funding Trust 2021-1
Series C, 1.410%, due 06/16/31, Callable: 02/15/25 (e)	100,000	96,965
Mosaic Solar Loan Trust 2020-2
Series 2020-2, 1.440%, due 08/20/46, Callable: 11/20/32 (e)	55,821	46,709
Mosaic Solar Loans 2017-2 LLC
Series 2017-2, 3.820%, due 06/22/43, Callable: 04/20/29 (e)	226,660	206,247
Navient Private Education Refi Loan Trust 2020-G
Series A, 1.170%, due 09/16/69, Callable: 05/15/27 (e)	61,873	55,328
Navient Private Education Refi Loan Trust 2021-A
Series A, 0.840%, due 05/15/69, Callable: 02/15/28 (e)	43,906	38,365
Oscar US Funding XII LLC
Series A-4, 1.000%, due 04/10/28, Callable: 02/10/25 (e)	100,000	91,251
PFS Financing Corp.
Series 2021-A, 0.710%, due 04/15/26, Callable: Currently (e)	100,000	96,535
Santander Consumer Auto Receivables Trust 2021-A
Series 2021-A, 1.030%, due 11/16/26, Callable: 07/15/25 (e)	100,000	92,028
Santander Drive Auto Receivables Trust 2019-3
Series D, 2.680%, due 10/15/25, Callable: 10/15/23	34,645	34,446
Santander Drive Auto Receivables Trust 2020-3
Series C, 1.120%, due 01/15/26, Callable: 07/15/24	31,177	31,032
Santander Drive Auto Receivables Trust 2021-2
Series C, 0.900%, due 06/15/26, Callable: 11/15/24	89,906	88,148
SMB Private Education Loan Trust 2020-PTB
Series 1.60000, 1.600%, due 09/15/54, Callable: Currently (e)	120,599	108,570
SoFi Consumer Loan Program 2021-1 Trust
Series B, 1.300%, due 09/25/30, Callable: 09/25/24 (e)	250,000	237,214
SoFi Consumer Loan Program 2023-1S Trust
Series 2023-1S, 5.810%, due 05/15/31, Callable: 09/15/25 (e)	100,000	100,075
Sofi Professional Loan Program 2017-C LLC
Series A-1, 5.445%, due 07/25/40, Callable: 01/25/25 (1 Month U.S. LIBOR + 0.600%) (e)(f)	13,225	13,192
Sofi Professional Loan Program 2018-B Trust
Series 3.34000, 3.340%, due 08/25/47, Callable: 08/25/25 (e)	33,407	32,416
Sunnova Helios IV Issuer LLC
Series A, 2.980%, due 06/20/47, Callable: 06/20/27 (e)	111,354	98,536
Vivint Solar Financing VII LLC
Series LLC, 2.210%, due 07/31/51 (e)	133,789	105,225
Volvo Financial Equipment LLC Series 2020-1
Series A-4, 0.600%, due 03/15/28, Callable: 07/15/24 (e)	100,000	95,277
Westlake Automobile Receivables Trust 2020-3
Series B, 0.780%, due 11/17/25, Callable: 06/15/24 (e)	6,142	6,129
Westlake Automobile Receivables Trust 2022-2
Series B, 4.310%, due 09/15/27, Callable: 12/15/25 (e)	200,000	194,812
Total Asset-Backed Securities (Cost $2,995,803)		2,791,304

COLLATERALIZED LOAN OBLIGATIONS - 2.7%
Aimco CLO 11 Ltd.
Series 2020-11R, 5.922%, due 10/17/34, Callable: 10/17/23 (3 Month U.S. LIBOR + 1.130%) (e)(f)	500,000	486,864
Apidos CLO XXIII
Series XXIII, 6.012%, due 04/15/33, Callable: 04/15/23 (3 Month U.S. LIBOR + 1.220%) (e)(f)	250,000	245,625
Arbor Realty Commercial Real Estate Notes 2021-FL2 Ltd.
Series B, 6.284%, due 05/15/36, Callable: 12/15/23 (1 Month U.S. LIBOR + 1.600%) (e)(f)	250,000	238,794
Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd.
Series C, 6.534%, due 08/15/34, Callable: 03/15/24 (1 Month U.S. LIBOR + 1.850%) (e)(f)(g)	225,000	211,619
Benefit Street Partners CLO XIX Ltd.
Series A, 6.142%, due 01/15/33, Callable: 04/15/23 (3 Month U.S. LIBOR + 1.350%) (e)(f)	250,000	245,684
CARLYLE US CLO 2021-1 Ltd.
Series LTD, 5.932%, due 04/15/34, Callable: 04/15/23 (3 Month U.S. LIBOR + 1.140%) (e)(f)	250,000	244,064
Greystone CRE Notes 2021-FL3 Ltd.
Series 2021-FL3, 6.942%, due 07/15/39, Callable: 08/15/23 (1 Month SOFR Rate + 2.114%) (e)(f)(g)	225,000	210,314
Madison Park Funding XXI Ltd.
Series FLT, 6.192%, due 10/15/32, Callable: 04/15/23 (3 Month U.S. LIBOR + 1.400%) (e)(f)	250,000	243,268
Marble Point CLO XIV Ltd.
Series FLT, 6.088%, due 01/20/32, Callable: 04/20/23 (3 Month U.S. LIBOR + 1.280%) (e)(f)	280,000	275,159
MF1 2021-FL6 Ltd.
Series 2021-FL6, 6.559%, due 07/18/36, Callable: 07/16/23 (1 Month U.S. LIBOR + 1.850%) (e)(f)(g)	225,000	206,265
MF1 2021-FL7 Ltd.
Series 2021-FL7, 6.811%, due 10/16/36, Callable: 10/16/23 (1 Month U.S. LIBOR + 2.050%) (e)(f)(g)	200,000	185,500
Neuberger Berman Loan Advisers CLO 34 Ltd.
Series FLT, 5.879%, due 01/22/35, Callable: 04/20/23 (3 Month SOFR Rate + 1.240%) (e)(f)	250,000	244,491
Oaktree CLO 2019-1 Ltd.
Series 2019-1R, 5.925%, due 04/22/30, Callable: 04/22/23 (3 Month U.S. LIBOR + 1.110%) (e)(f)	250,000	244,034
Octagon Investment Partners 48 Ltd.
Series A-R, 5.958%, due 10/20/34, Callable: 10/20/23 (3 Month U.S. LIBOR + 1.150%) (e)(f)	250,000	242,939
OHA Credit Funding 3 Ltd.
Series A-R, 5.948%, due 07/02/35, Callable: 07/20/23 (3 Month U.S. LIBOR + 1.140%) (e)(f)	250,000	244,020
OHA Loan Funding 2015-1 Ltd.
Series LTD, 5.948%, due 01/19/37, Callable: 01/19/24 (3 Month U.S. LIBOR + 1.150%) (e)(f)	270,000	263,428
Palmer Square CLO 2019-1 Ltd.
Series 2019-1R, 6.019%, due 11/14/34, Callable: 11/14/23 (3 Month U.S. LIBOR + 1.150%) (e)(f)	250,000	243,775
Total Collateralized Loan Obligations (Cost $4,417,094)		4,275,843

CORPORATE BONDS - 5.0%
Basic Materials - 0.2%
Ecolab, Inc.
4.800%, due 03/24/30, Callable: 12/24/29	52,000	52,958
Nucor Corp.
4.300%, due 05/23/27, Callable: 04/23/27	55,000	54,001
Nutrien Ltd.
5.950%, due 11/07/25	78,000	79,949
PPG Industries, Inc.
1.200%, due 03/15/26, Callable: 02/15/26	90,000	81,252
Steel Dynamics, Inc.
1.650%, due 10/15/27, Callable: 08/15/27	62,000	53,041
		321,201
Communications - 0.4%
Amazon.com, Inc.
1.500%, due 06/03/30, Callable: 03/03/30	84,000	69,792
AT&T, Inc.
2.250%, due 02/01/32, Callable: 11/01/31	116,000	94,563
Meta Platforms, Inc.
3.500%, due 08/15/27, Callable: 07/15/27	14,000	13,529
3.850%, due 08/15/32, Callable: 05/15/32	21,000	19,701
The Walt Disney Co.
2.200%, due 01/13/28	56,000	51,174
T-Mobile USA, Inc.
2.250%, due 02/15/26, Callable: 04/11/23	99,000	92,059
3.750%, due 04/15/27, Callable: 02/15/27	47,000	45,209
Verizon Communications, Inc.
4.329%, due 09/21/28	60,000	59,037
2.355%, due 03/15/32, Callable: 12/15/31	128,000	104,771
		549,835
Consumer, Cyclical - 0.3%
American Honda Finance Corp.
1.200%, due 07/08/25	58,000	53,748
Lowe's Cos., Inc.
3.350%, due 04/01/27, Callable: 03/01/27	56,000	53,679
O'Reilly Automotive, Inc.
3.600%, due 09/01/27, Callable: 06/01/27	115,000	111,064
Ross Stores, Inc.
4.600%, due 04/15/25, Callable: 03/15/25	93,000	92,732
The Home Depot, Inc.
1.500%, due 09/15/28, Callable: 07/15/28	80,000	69,647
Walmart, Inc.
1.050%, due 09/17/26, Callable: 08/17/26	84,000	75,701
		456,571
Consumer, Non-cyclical - 0.7%
AbbVie, Inc.
3.800%, due 03/15/25, Callable: 12/15/24	99,000	97,375
Amgen, Inc.
3.200%, due 11/02/27, Callable: 08/02/27	93,000	87,918
CVS Health Corp.
3.875%, due 07/20/25, Callable: 04/20/25	196,000	192,206
1.750%, due 08/21/30, Callable: 05/21/30	72,000	58,535
Global Payments, Inc.
1.200%, due 03/01/26, Callable: 02/01/26	49,000	43,542
HCA, Inc.
4.125%, due 06/15/29, Callable: 03/15/29	79,000	73,786
Johnson & Johnson
1.300%, due 09/01/30, Callable: 06/01/30	80,000	67,057
Keurig Dr Pepper, Inc.
4.417%, due 05/25/25, Callable: 03/25/25	9,000	8,856
Nestle Holdings, Inc.
5.250%, due 03/13/26 (e)	150,000	153,959
PepsiCo, Inc.
2.625%, due 07/29/29, Callable: 04/29/29	34,000	31,120
Royalty Pharma PLC
1.200%, due 09/02/25, Callable: 08/02/25	51,000	47,233
1.750%, due 09/02/27, Callable: 07/02/27	142,000	123,110
2.200%, due 09/02/30, Callable: 06/02/30	77,000	62,779
Triton Container International Ltd.
2.050%, due 04/15/26, Callable: 03/15/26 (e)	86,000	76,625
		1,124,101
Energy - 0.4%
Enbridge, Inc.
1.600%, due 10/04/26, Callable: 09/04/26	91,000	81,577
Enterprise Products Operating LLC
2.800%, due 01/31/30, Callable: 10/31/29	61,000	53,891
Kinder Morgan, Inc.
1.750%, due 11/15/26, Callable: 10/15/26	60,000	54,032
MPLX LP
4.875%, due 12/01/24, Callable: 09/01/24	59,000	58,603
2.650%, due 08/15/30, Callable: 05/15/30	21,000	17,770
Ovintiv Exploration, Inc.
5.375%, due 01/01/26, Callable: 10/01/25	80,000	79,600
Phillips 66
0.900%, due 02/15/24, Callable: 05/01/23	59,000	57,042
Plains All American Pipeline LP
4.650%, due 10/15/25, Callable: 07/15/25	80,000	78,967
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27, Callable: 09/15/26	46,000	45,770
		527,252
Financial - 2.0%
American Express Co.
2.250%, due 03/04/25, Callable: 02/01/25	54,000	51,255
American International Group, Inc.
3.900%, due 04/01/26, Callable: 01/01/26	17,000	16,529
Assurant, Inc.
4.200%, due 09/27/23, Callable: 08/27/23	7,000	6,956
Aviation Capital Group LLC
1.950%, due 09/20/26, Callable: 08/20/26 (e)	73,000	63,187
Avolon Holdings Funding Ltd.
2.125%, due 02/21/26, Callable: 01/21/26 (e)	142,000	125,825
Bank of America Corp.
4.000%, due 01/22/25	58,000	56,680
0.976%, due 04/22/25, Callable: 04/22/24 (SOFR Rate + 0.690%) (f)	155,000	147,687
1.734%, due 07/22/27, Callable: 07/22/26 (SOFR Rate + 0.960%) (f)	258,000	230,406
3.593%, due 07/21/28, Callable: 07/21/27 (3 Month U.S. LIBOR + 1.370%) (f)	48,000	45,127
2.592%, due 04/29/31, Callable: 04/29/30 (SOFR Rate + 2.150%) (f)	137,000	115,736
Blackstone Holdings Finance Co. LLC
1.625%, due 08/05/28, Callable: 06/05/28 (e)	104,000	86,592
BNP Paribas SA
2.819%, due 11/19/25, Callable: 11/19/24 (3 Month U.S. LIBOR + 1.111%) (e)(f)	200,000	190,510
Capital One Financial Corp.
1.878%, due 11/02/27, Callable: 11/02/26 (SOFR Rate + 0.855%) (f)	77,000	66,280
Citigroup, Inc.
0.981%, due 05/01/25, Callable: 05/01/24 (SOFR Rate + 0.669%) (f)	96,000	91,237
Equinix, Inc.
1.250%, due 07/15/25, Callable: 06/15/25	103,000	94,765
2.900%, due 11/18/26, Callable: 09/18/26	54,000	50,217
HSBC Holdings PLC
2.206%, due 08/17/29, Callable: 08/17/28 (SOFR Rate + 1.285%) (f)	200,000	167,708
Intercontinental Exchange, Inc.
3.750%, due 12/01/25, Callable: 09/01/25	65,000	63,041
JPMorgan Chase & Co.
1.470%, due 09/22/27, Callable: 09/22/26 (SOFR Rate + 0.765%) (f)	191,000	167,978
2.947%, due 02/24/28, Callable: 02/24/27 (SOFR Rate + 1.170%) (f)	64,000	59,379
1.953%, due 02/04/32, Callable: 02/04/31 (SOFR Rate + 1.065%) (f)	11,000	8,833
2.580%, due 04/22/32, Callable: 04/22/31 (SOFR Rate + 1.250%) (f)	57,000	47,751
Kite Realty Group LP
4.000%, due 10/01/26, Callable: 07/01/26	41,000	38,079
Main Street Capital Corp.
3.000%, due 07/14/26, Callable: 06/14/26	49,000	42,518
Mitsubishi UFJ Financial Group, Inc.
3.761%, due 07/26/23	37,000	36,769
Morgan Stanley
1.164%, due 10/21/25, Callable: 10/21/24 (SOFR Rate + 0.560%) (f)	86,000	80,460
2.188%, due 04/28/26, Callable: 04/28/25 (SOFR Rate + 1.990%) (f)	185,000	174,639
1.593%, due 05/04/27, Callable: 05/04/26 (SOFR Rate + 0.879%) (f)	147,000	132,286
1.512%, due 07/20/27, Callable: 07/20/26 (SOFR Rate + 0.858%) (f)	97,000	86,125
2.239%, due 07/21/32, Callable: 07/21/31 (SOFR Rate + 1.178%) (f)	20,000	16,051
6.342%, due 10/18/33, Callable: 10/18/32 (SOFR Rate + 2.560%) (f)	89,000	97,001
5.297%, due 04/20/37, Callable: 04/20/32 (SOFR Rate + 2.620%) (f)	5,000	4,718
5.948%, due 01/19/38, Callable: 01/19/33 (5 Year CMT Rate + 2.430%) (f)	1,000	994
Realty Income Corp.
3.250%, due 01/15/31, Callable: 10/15/30	92,000	80,385
Royal Bank of Canada
1.200%, due 04/27/26	66,000	59,082
Sumitomo Mitsui Trust Bank Ltd.
2.800%, due 03/10/27 (e)	52,000	48,266
The Bank of Nova Scotia
2.700%, due 08/03/26	87,000	80,599
The Goldman Sachs Group, Inc.
0.855%, due 02/12/26, Callable: 02/12/25 (SOFR Rate + 0.609%) (f)	73,000	66,848
US Bancorp
4.548%, due 07/22/28, Callable: 07/22/27 (SOFR Rate + 1.660%) (f)	31,000	30,229
Wells Fargo & Co.
2.406%, due 10/30/25, Callable: 10/30/24 (3 Month U.S. LIBOR + 0.825%) (f)	146,000	139,043
2.164%, due 02/11/26, Callable: 02/11/25 (3 Month U.S. LIBOR + 0.750%) (f)	31,000	29,245
		3,197,016
Industrial - 0.3%
Carrier Global Corp.
2.722%, due 02/15/30, Callable: 11/15/29	103,000	89,716
Caterpillar Financial Services Corp.
3.250%, due 12/01/24	76,000	74,178
Parker-Hannifin Corp.
4.250%, due 09/15/27, Callable: 08/15/27	81,000	79,372
Raytheon Technologies Corp.
3.200%, due 03/15/24, Callable: 01/15/24	71,000	69,751
The Boeing Co.
4.875%, due 05/01/25, Callable: 04/01/25	61,000	60,719
		373,736
Technology - 0.5%
Apple, Inc.
1.200%, due 02/08/28, Callable: 12/08/27	71,000	62,134
Broadcom, Inc.
3.459%, due 09/15/26, Callable: 07/15/26	57,000	54,335
2.450%, due 02/15/31, Callable: 11/15/30 (e)	49,000	40,138
Fidelity National Information Services, Inc.
4.700%, due 07/15/27, Callable: 06/15/27	82,000	80,892
Fiserv, Inc.
3.850%, due 06/01/25, Callable: 03/01/25	52,000	50,894
5.450%, due 03/02/28, Callable: 02/02/28	80,000	81,725
Intel Corp.
3.700%, due 07/29/25, Callable: 04/29/25	32,000	31,531
Oracle Corp.
3.250%, due 11/15/27, Callable: 08/15/27	87,000	81,870
2.950%, due 04/01/30, Callable: 01/01/30	161,000	141,781
VMware, Inc.
1.000%, due 08/15/24, Callable: 05/01/23	71,000	66,900
		692,200
Utilities - 0.4%
Ameren Illinois Co.
3.800%, due 05/15/28, Callable: 02/15/28	63,000	61,058
Duke Energy Corp.
3.150%, due 08/15/27, Callable: 05/15/27	123,000	115,393
Entergy Corp.
0.900%, due 09/15/25, Callable: 08/15/25	81,000	73,075
NextEra Energy Capital Holdings, Inc.
4.625%, due 07/15/27, Callable: 06/15/27	94,000	93,444
Sierra Pacific Power Co.
2.600%, due 05/01/26, Callable: 02/01/26	99,000	92,467
Southwestern Electric Power Co.
1.650%, due 03/15/26, Callable: 02/15/26	60,000	54,385
The AES Corp.
1.375%, due 01/15/26, Callable: 12/15/25	60,000	53,852
Trans-Allegheny Interstate Line Co.
3.850%, due 06/01/25, Callable: 03/01/25 (e)	78,000	75,836
WEC Energy Group, Inc.
5.150%, due 10/01/27, Callable: 09/01/27	52,000	52,829
		672,339
Total Corporate Bonds (Cost $8,402,129)		7,914,251

	Shares
AFFILIATED REGISTERED INVESTMENT COMPANIES - 3.1%
Voya VACS Series EMHCD Fund	105	1,054
Voya VACS Series HYB Fund	76,664	775,074
Voya VACS Series SC Fund	405,480	4,054,801
Total Affiliated Registered Investment Companies (Cost $5,148,634)		4,830,929

Total Investments at Value - 96.0% (Cost $142,037,578)		151,718,977
Other Assets in Excess of Liabilities - 4.0%		6,362,937
Net Assets - 100.0%		$158,081,914

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at March 31, 2023. The total fair value of securities on loan at March 31, 2023 was $356,437.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate listed is as of March 31, 2023.
(e)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of March 31, 2023, the value of these investments was $10,852,264 or 6.9% of total net assets.

(f)	Variable rate security based on a reference index and spread. The rate listed is as of March 31, 2023.
(g)	Illiquid security. The total value of such securities is $813,698 as of March 31, 2023, representing 0.5% of net assets.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF FUTURES CONTRACTS
March 31, 2023 (Unaudited)

				Value/
			Notional	Unrealized
FUTURES CONTRACTS PURCHASED	Contracts	Expiration Date	Amount	Depreciation
2-Year U.S. Treasury Note Future	15	06/30/2023	$2,988,722	$(18,732)
Total Futures Contracts Purchased			$2,988,722	$(18,732)

The average monthly notional amount of futures contracts purchased for Large Company Value Portfolio during the three months ended March 31, 2023 was $996,241.
				Value/
				Unrealized
			Notional	Appreciation
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Amount	(Depreciation)
2-Year U.S. Treasury Note Future	12	06/30/2023	$2,390,977	$20,219
5-Year U.S. Treasury Note Future	37	06/30/2023	3,627,568	(67,940)
10-Year U.S. Treasury Note Future	1	06/21/2023	101,934	(3,004)
U.S. Treasury Long Bond Future	7	06/21/2023	777,714	(34,289)
Ultra 10-Year U.S. Treasury Bond Future	9	06/21/2023	946,681	(32,604)
Ultra Long-Term U.S. Treasury Bond Future	6	06/21/2023	559,532	(27,883)
Total Futures Contracts Sold Short			$8,404,406	$(145,501)

The average monthly notional amount of futures contracts sold short for Large Company Value Portfolio during the three months ended March 31, 2023 was $6,603,446.

LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF TOTAL RETURN SWAPS
March 31, 2023 (Unaudited)

		Pay/Receive
		Total Return						Value/
	Reference	on Reference	Financing	Maturity	Payment		Notional	Unrealized
Counterparty	Entity	Entity	Rate	Date	Frequency	Shares	Amount	Appreciation
Goldman Sachs Bank, USA	Russell 1000 Value Total Return Index	Receive	(U.S. Federal Funds Rate + 0.300%)	12/04/2023	At Maturity	14,891	$32,218,912	$343,440
Total Return Swaps								$343,440

The average monthly notional amount of total return swaps for Large Company Value Portfolio during the three months ended March 31, 2023 was $32,712,608.

LARGE COMPANY VALUE PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC (the “Adviser”), one of whom is an officer of the Company. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Portfolios. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;

● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2023, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2023:

Large Company Value Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .	$126,644,568	$-	$-	$126,644,568
U.S. Treasury Obligations . . . . . . . . . . . . . . . .	-	1,189,840	-	1,189,840
Agency Mortgage-Backed Obligations
Interest-Only Strips . . . . . . . . . . . . . . . . . .	-	119,375	-	119,375
Non-Agency Mortgage-Backed Obligations . .	-	3,851,637	-	3,851,637
Non-Agency Mortgage-Backed Obligations
Interest-Only Strips . . . . . . . . . . . . . . . . . .	-	101,230	-	101,230
Asset-Backed Securities . . . . . . . . . . . . . . . . .		2,791,304	-	2,791,304
Collateralized Loan Obligations . . . . . . . . . . . .	-	4,275,843	-	4,275,843
Corporate Bonds . . . . . . . . . . . . . . . . . . . . . .	-	7,914,251	-	7,914,251
Affiliated Registered Investment Companies . .	4,830,929	-	-	4,830,929
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$131,475,497	$20,243,480	$-	$151,718,977

Other Financial Instruments**
Asset
Unrealized appreciation on futures contracts	$20,219	$-	$-	$20,219
Unrealized appreciation on swap contracts	-	343,440	-	343,440
Total Assets . . . . . . .	$20,219	$343,440	$-	$363,659

Liabilities
Unrealized depreciation on futures contracts	$(184,452)	$-	$-	$(184,452)
Total Liabilities. . . . . . . . .	$(184,452)	$-	$-	$(184,452)

** Other financial instruments are derivative financial instruments not reflected in the Schedule of Investments, such as futures contracts, swap contracts, swaption contracts, and forward foreign currency contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Portfolio's Schedule of Investments for a listing of the securities by industry or sector type. Large Company Value Portfolio did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2023.

2. Affiliated Investments
Due to Voya managing a portion of Large Company Value Portfolio during the three months ended March 31, 2023, certain securities held by the Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Large Company Value Portfolio during the three months ended
March 31, 2023 and the value of such investments as of March 31, 2023 were as follows:

Fund	Value as of December 31, 2022	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation	Value as of March 31, 2023	Income Distribution	Long-Term Capital Gain Distribution

Voya VACS Series EMHCD Fund . . .	$577,203	$9,139	$(592,369)	$(156,111)	$163,192	$1,054	$3,876	$-
Voya VACS Series HYB Fund . . . . .	746,079	12,689	-	-	16,306	775,074	8,381	-
Voya Investment Grade Credit Fund - Class P . .	1,965,147	23,710	(2,041,856)	(467,617)	520,616	-	20,044	-
Voya VACS Series SC Fund . . . . . . .	3,922,845	51,528	-	-	80,428	4,054,801	33,045	-
	$7,211,274	$97,066	$(2,634,225)	$(623,728)	$780,542	$4,830,929	$65,346	$-